UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-4611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	Gateway Centre 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Mr. Beverley Hendry,
300 S.E. 2nd Street, Suite #820,
Fort Lauderdale,
Florida 33301

Registrant’s telephone number, including area code:	954-767-9900

Date of fiscal year end:	10/31/04

Date of reporting period:	4/30/04

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Semi-Annual Report

April 30, 2004

Letter to Shareholders

June 10, 2004

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the six months ended April 30, 2004. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

As used in this report, the term “total investments” does not include securities purchased with cash collateral received as a result of securities on loan.

Net Asset Value Performance: 9.4% Per Annum Return Since Inception

The Fund’s net asset value (“NAV”) return was 4.0% for the six months ended April 30, 2004 and 9.4% per annum since inception, assuming reinvestment of distributions.

Share Price Performance

The Fund’s share price fell 10.9% over the six months, from $6.03 on October 31, 2003 to $5.37 on April 30, 2004. The Fund’s share price on April 30, 2004 represented a discount of 12.4% to the NAV per share of $6.13, compared with a discount of 1.1% to the NAV per share of $6.10 on October 31, 2003. At the date of this report, the share price was $5.76 representing a discount of 3.5% to the NAV per share of $5.97.

Asia: 40.8% of Total Investments Invested in Asian Debt Securities

As of April 30, 2004, the Fund held 40.8% of its total investments in Asian debt securities (excluding New Zealand). Of the Fund’s total investments, 27.8% were held in Asian Yankee bonds, bringing the Fund’s total U.S. dollar exposure to 30.9%.

Credit Quality: 77.4% of Total Investments Rated or Deemed Equivalent to A or Better

The Fund’s total investments have maintained a high credit quality. As of April 30, 2004, 77.4% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by the Investment Manager to be of equivalent quality.

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (continued)

Distributions

Distributions to common shareholders for the 12 months ended April 30, 2004 totaled 42 cents per share. Based on the share price of $5.37 on April 30, 2004, the distribution rate over the 12 months then ended was 7.8%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit. On June 14, 2004 the Board of Directors declared a monthly distribution of 3.5 cents per share, payable on July 16, 2004 to all shareholders of record as of June 30, 2004.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for 12 months, beginning with the July 2004 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2004.

Limitations on Investments in Investment Company Securities

In March 2004, the Board of Directors approved the modification of the Fund’s investment policies to provide that the Fund may invest in securities issued by investment companies registered as such under the Investment Company Act of 1940 (“1940 Act”) and unregistered, private funds (each, an “acquired company”), subject to the following limitations (which are to be applied immediately after the acquisition of such securities).

The Fund may not acquire securities issued by an acquired company:

(i) if the value of such securities exceeds 3% of the total outstanding voting stock of the acquired company;

(ii) if the aggregate value of such securities would exceed 5% of the value of the total assets of the Fund; or

(iii) if the aggregate value of such securities, together with all other acquired company securities in the Fund’s portfolio, would exceed 10% of the value of the total assets of the Fund.

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (continued)

Results of Annual Meeting of Shareholders

At the Annual Meeting of Shareholders held on Tuesday April 20, 2004, Messrs. Anthony E. Aaronson, Beverley Hendry and Neville J. Miles were elected by the holders of the Fund’s common stock to serve as Class I Directors for three-year terms expiring at the 2007 Annual Meeting of Shareholders, and Mr. John T. Sheehy and Dr. Anton E. Schrafl were elected by the holders of the Fund’s preferred stock to serve as Preferred Directors for a one-year term expiring at the 2005 Annual Meeting of Shareholders, in each case, until their successors are duly elected and qualify.

Quarterly Report to Shareholders

In an effort to reduce Fund expenses, quarterly reports to shareholders for the three-month periods ending July 31 and January 31 will no longer be printed and mailed to shareholders, but instead will be posted on the Fund’s website at www.aberdeen-asset.us. Semi-annual and annual reports to shareholders will continue to be printed and mailed to shareholders.

For information about the Fund, including a market review and outlook, weekly updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-800-522-5465 in the United States,

•	emailing InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeen-asset.us.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Sincerely,

Martin Gilbert

Chairman and President

All amounts are U.S. dollars unless otherwise stated.

Aberdeen Asia-Pacific Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31.

The Fund estimates that distributions for the fiscal year commencing November 1, 2003, including the distribution paid on June 11, 2004, are comprised entirely of net investment income.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2005, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (“the Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxed to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement, the Plan Agent will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month. EquiServe Trust Company, N.A. is currently the Plan Agent. Effective July 26, 2004, The Bank of New York will become the Plan Agent.

As a Participant in the Plan, you will have the convenience of:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent:

Through July 25, 2004: EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or call toll free on 1-800-451-6788.

Effective July 26, 2004: The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2004 the Fund’s share price was $5.37, which represented a discount of 12.4% to the NAV per share of $6.13. At the date of this report, the share price was $5.76 representing a discount of 3.5% to the NAV per share of $5.97.

Auction Market Preferred Stock (AMPS)

The Fund’s $600 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.199% over the six months ended April 30, 2004, compared with an interest rate of 1.022% for 30-day U.S. commercial paper over the same period. These rates were slightly lower than for the preceding six month period. The rates paid to preferred shareholders have increased since April 30, 2004 to a level of 1.45% as of the date of this report.

Over the past year, the impact of the AMPS on the net asset value attributable to common shareholders has been positive, as the Australian dollar rose strongly against the U.S. dollar, reaching an eight-year high in February 2004. Although the Australian dollar declined from this high, it still strengthened during the period, closing on April 30, 2004 at U.S. 72.07 cents. Most Asian currencies followed a similar trend. As at April 30, 2004 approximately 56% of the Fund’s investments were denominated in Australian dollars.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

The fact that U.S. interest rates have remained close to historic lows, together with the ability of the Fund to lock in fixed rates for 80% of the outstanding AMPS pursuant to the interest rate swap agreement referred to below, has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remains positive.

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $480,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate), and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Term	Amount (in $ Million)	Fixed Rate Payable (%)
5 years	144	3.54
4 years	144	3.16
3 years	96	2.69
2 years	96	2.1025

A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

PORTFOLIO COMPOSITION

Quality of Investments

As of April 30, 2004, 77.4% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated A or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The following table shows the ratings of securities held by the Fund as of April 30, 2004, compared with the previous six and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
April 30, 2004	52.4	7.4	17.6	6.0	13.3	3.3
October 31, 2003	52.5	8.7	17.4	7.3	11.2	2.9
April 30, 2003	50.5	7.3	18.3	11.4	9.3	3.2

* Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e. with Yankees allocated into country of issuance) of the Fund’s total investments as of April 30, 2004, compared with the previous six and twelve months:

	Australia	Asia (including NZ)	United States
Date	%	%	%
April 30, 2004	55.7	41.3	3.0
October 31, 2003	56.5	40.3	3.2
April 30, 2003	57.1	38.7	4.2

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2004, compared with the previous six and twelve months:

	Australian Dollar	Asian Currencies (including NZ dollar)	US Dollar*	Euro
Date	%	%	%	%
April 30, 2004	55.6	13.5	30.9	0.0
October 31, 2003	56.5	12.9	30.6	0.0
April 30, 2003	57.1	11.3	31.1	0.5

* Includes Asian Yankee Bonds: 27.8% on April 30, 2004, 27.4% on October 31, 2003, 26.9% on April 30, 2003.

Maturity Composition

As of April 30, 2004, the average maturity of the Fund’s assets was 7.8 years, compared with 7.6 years on October 31, 2003. The following table shows the maturity composition of the Fund’s portfolio as of April 30, 2004, compared with the previous six and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
April 30, 2004	25.0	23.9	40.3	10.8
October 31, 2003	23.9	25.7	41.1	9.3
April 30, 2003	22.8	24.0	38.6	14.6

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (concluded)

Sectoral Composition

The following shows the sectoral composition of the portfolio as of April 30, 2004:

	Domestic Currency Bonds		U.S. Dollar Bonds
	Australia	Asia (Including New Zealand)	Yankees	United States Cash/ Bonds
	%	%	%	%
Sovereign/Government(1)	19.4	9.3	8.3	0.0
Quasi/Semi Government(2)	23.2	0.6	4.5	0.0
Structured Investment Vehicles	0.0	2.6	0.0	0.0
Cash/Equivalent(3)	0.0	0.0	0.0	3.0
Corporates	13.0	1.0	15.1	0.0

(1) Includes government guaranteed debt.

(2) Includes state government guaranteed banks.

(3) Includes cash held by the Fund’s custodian and repurchase agreements.

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Market Rates

The following table summarizes the movements of key interest rates and currencies over the last six and twelve month periods:

	April 30 2004	October 31 2003	April 30 2003
Australia
90 day bank bills	5.58%	5.03%	4.81%
10 year bonds	5.95%	5.76%	5.28%
Australian Dollar	$ 0.72	$ 0.71	$ 0.63

New Zealand
90 day bank bills	5.78%	5.23%	5.52%
10 year bonds	6.22%	6.17%	5.90%
NZ Dollar	$ 0.63	$ 0.61	$ 0.56

South Korea
90 day T-bills	3.82%	3.96%	4.36%
10 year bonds	5.18%	5.10%	4.92%
South Korean Won*	(Won)1173.35	(Won)1183.50	(Won)1215.00

Thailand
90 day deposits	1.00%	1.00%	1.50%
10 year bonds	4.90%	4.22%	3.42%
Thai Baht*	~~B~~ 40.01	~~B~~ 41.98	~~B~~ 42.87

Philippines
90 day T-bills	7.18%	6.00%	7.66%
10 year bonds	11.67%	10.99%	12.55%
Philippines Peso*	(Peso) 56.00	(Peso) 55.32	(Peso) 52.48

Malaysia
90 day T-bills	2.58%	2.73%	2.79%
10 year bonds	5.10%	4.43%	3.68%
Malaysian Ringgit*	~~R~~ 3.80	~~R~~ 3.80	~~R~~ 3.80

Singapore
90 day T-bills	0.65%	0.76%	0.55%
10 year bonds	3.26%	3.95%	2.10%
Singapore Dollar*	S$ 1.70	S$ 1.74	S$ 1.78

US$ Yankee Bonds**
South Korea	4.13%	3.86%	3.86%
Malaysia	4.52%	4.15%	4.13%
Philippines	6.30%	6.49%	7.06%
Hong Kong	4.35%	3.93%	3.79%

* These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.

** Sovereign issues

Aberdeen Asset Management Asia Limited

June 2004

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS—119.2%
AUSTRALIA—69.8%
Government—25.3%
AUD
	Commonwealth of Australia
8,450	7.50%, 7/15/05	Aaa	AAA	$6,246,214
5,000	10.00%, 2/15/06	Aaa	AAA	3,881,933
11,500	6.75%, 11/15/06	Aaa	AAA	8,546,154
16,500	10.00%, 10/15/07	—	AAA	13,519,543
60,000	8.75%, 8/15/08	Aaa	AAA	48,242,598
173,000	7.50%, 9/15/09	Aaa	AAA	134,586,638
85,000	5.75%, 6/15/11	Aaa	AAA	60,819,354
139,000	6.50%, 5/15/13	Aaa	—	104,053,997
42,000	6.25%, 4/15/15	Aaa	—	30,945,023

	Total Australian government (cost $358,097,970)			410,841,454

Quasi/Semi-Government—28.8%
	Australia Postal Corporation
22,000	6.00%, 3/25/09	—	AAA	15,746,945
	Commonwealth Bank of Australia
10,000	9.00%, 8/15/05	Aaa	AAA	7,489,230
8,000	6.00%, 9/1/05	Aaa	AAA	5,806,823
20,000	6.75%, 12/1/07	Aaa	AAA	14,850,382
10,000	6.25%, 9/1/09	Aaa	AAA	7,297,253
	New South Wales Treasury Corporation
7,000	9.25%, 6/20/05	Aaa	AAA	5,237,942
54,000	12.60%, 5/1/06	—	—	43,909,904
52,000	8.00%, 3/1/08	Aaa	AAA	40,006,075
26,000	7.00%, 12/1/10	—	AAA	19,712,492
20,000	6.00%, 5/1/12	—	AAA	14,314,004
	Northern Territory Treasury
8,000	6.50%, 7/15/05	—	—	5,824,225
5,000	10.03%, 8/9/05	Aa2	—	3,792,536
10,000	5.75%, 9/14/07	—	—	7,155,305
	Queensland Treasury Corporation
20,000	6.50%, 6/14/05	—	AAA	14,587,862
20,000	12.00%, 6/15/05	—	—	15,452,335
20,000	8.00%, 9/14/07	—	AAA	15,398,604
15,200	6.00%, 7/14/09	—	AAA	11,000,492
40,000	6.00%, 6/14/11	Aaa	AAA	28,753,671
30,000	6.00%, 8/14/13	Aaa	AAA	21,416,841
10,000	6.00%, 10/14/15	Aaa	AAA	7,102,115
17,000	6.00%, 6/14/21	—	AAA	11,964,747
	South Australian Financing Authority
55,000	7.50%, 10/15/07	—	AA+	41,694,630

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

AUD
	Treasury Corporation of Victoria
33,000	6.00%, 11/15/06	—	AAA	$23,992,254
20,500	10.25%, 11/15/06	—	AAA	16,380,807
25,000	7.50%, 8/15/08	—	AAA	19,124,651
10,000	5.50%, 9/15/10	—	AAA	7,013,822
	Western Australia Treasury Corporation
26,000	8.00%, 10/15/07	Aaa	AAA	20,021,189
20,000	7.50%, 10/15/09	Aaa	AAA	15,435,755
10,000	7.00%, 4/15/11	Aaa	AAA	7,583,944

	Total Australian quasi/semi-government (cost $412,190,616)			468,066,835

Corporates—15.7%
Banks and Financial Services—3.8%
	ANZ Banking Corporation
10,000	6.75%, 3/22/12	—	A+	7,307,256
	GE Capital Australia Limited
10,000	6.75%, 9/15/07	Aaa	AAA	7,348,385
20,000	5.25%, 8/15/08	Aaa	AAA	13,845,330
	NRMA Insurance Limited
13,000	6.35%, 11/27/12	—	AA-	9,334,287
	Principal Finance Global Fund
16,650	7.00%, 7/15/05	—	AA	12,167,060
	St. George Bank Limited
5,000	6.00%, 9/25/12	A3	—	3,557,485
	Suncorp Metway Limited
6,500	5.25%, 11/15/06	A2	A	4,600,625
	Westpac Banking Corporation
5,000	7.00%, 8/2/10	A1	A+	3,652,545

				61,812,973

Telecoms—1.5%
	Telstra Corporation
20,000	12.00%, 5/15/06	Aa3	AA-	16,056,239
10,000	7.25%, 11/15/12	Aa3	AA-	7,430,427
2,000	8.75%, 1/15/20	—	—	1,661,046

				25,147,712

Non-Australian Issuers—7.2%
	Dexia Municipal Agency [France]
34,000	6.00%, 10/15/07	Aaa	AAA	24,516,420
	DSL Bank [Germany]
15,000	6.25%, 11/15/06	Aaa	—	10,910,542
	Eurofima [Supranational]
8,170	9.875%, 1/17/07	Aaa	AAA	6,486,157
30,000	6.50%, 8/22/11	Aaa	AAA	21,976,149

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

AUD
	Federal National Mortgage Association [United States]
46,065	6.375%, 8/15/07	Aaa	—	$33,717,263
	KFW International Finance [Germany]
5,513	9.125%, 7/26/05	Aaa	AAA	4,132,069
	Kingdom of Sweden [Sweden]
8,287	7.875%, 4/23/07	Aaa	AAA	6,295,023
	Landwirtschaft Rentenbank [Germany]
10,000	6.00%, 9/15/09	Aaa	AAA	7,156,605
	Quebec Province [Canada]
1,500	5.75%, 2/15/06	A1	A+	1,079,980

				116,270,208

Other—3.2%
	Airservices Australia
2,500	6.50%, 11/15/06	—	AAA	1,821,271
	BHP Finance Limited
12,000	6.25%, 8/15/08	A2	A+	8,624,749
	General Property Trust Management
8,000	6.50%, 8/22/13	—	A+	5,572,091
	ING Office Finance
4,500	6.25%, 8/19/08	—	AAA	3,245,838
	Jem Bonds Limited
10,000	9.00%, 7/15/06	—	AAA	7,647,520
	Melbourne Airport
4,500	6.75%, 6/15/08	Aaa	AAA	3,299,191
	Snowy Hydro Limited
10,000	5.75%, 2/25/10	Aaa	AAA	6,922,943
	Southern Cross Airports Company Limited
15,500	6.02%, 10/11/07	Aaa	AAA	11,079,081
	Wesfarmers Limited
6,000	6.25%, 8/27/07	—	A-	4,317,029

				52,529,713

	Total Australian corporates (cost $211,242,513)			255,760,606

	Total Australian long-term investments (cost $981,531,099)			1,134,668,895

JAPAN—0.2%
Corporates—0.2%
Banks and Financial Services—0.2%
EUR
	Mizuho Financial Group
2,400	4.75%, 4/15/14
	(cost $2,919,348)	Baa1	BBB-	2,872,275

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

MALAYSIA—1.6%
Government—1.4%
MYR
	Malaysia Government Bonds
25,000	6.812%, 11/29/06	A3	A+	$7,136,396
24,000	4.305%, 2/27/09	A3	—	6,340,942
3,890	6.844%, 10/1/09	A3	A+	1,147,861
6,500	3.833%, 9/28/11	A3	A+	1,616,844
26,900	3.702%, 2/25/13	A3	A+	6,435,305

	Total Malaysia government (cost $22,605,297)			22,677,348

Quasi/Semi-Government—0.2%
EUR
	Petroliam Nasional Berhad
3,000	6.375%, 5/22/09 (cost $3,830,772)	Baa1	A-	3,951,921

	Total Malaysia long-term investments (cost $26,436,069)			26,629,269

NEW ZEALAND—0.6%
Government—0.3%
NZD
	New Zealand Government Bonds
7,000	8.00%, 11/15/06 (cost $4,375,499)	Aaa	AAA	4,603,958

Quasi/Semi-Government—0.3%
	Ontario Province [Canada]
8,000	6.25%, 12/3/08 (cost $5,328,649)	Aa2	AA	4,976,773

	Total New Zealand long-term investments (cost $9,704,148)			9,580,731

PHILIPPINES—1.4%
Government—1.2%
PHP
	Philippine Government Bonds
40,000	15.25%, 8/9/06	Ba2	—	791,702
372,800	18.00%, 11/26/08	Ba2	—	8,382,503
95,000	13.00%, 4/25/12	Ba2	—	1,824,346
133,000	11.875%, 5/29/23	Ba2	—	2,328,426
EUR
	Republic of Philippines
1,600	9.375%, 12/7/06	Ba2	BB	2,051,382
3,800	9.125%, 2/22/10	Ba2	BB	4,791,669

	Total Philippines government (cost $20,427,077)			20,170,028

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

Structured Investment Vehicles—0.2%
USD
	Merrill Lynch Currency Linked Note (United States)
2,700	12.50%, 9/17/12(f)(g) (cost $2,644,781)	—	—	$2,409,750

	Total Philippines long-term investments (cost $23,071,858)			22,579,778

SINGAPORE—2.4%
Government—1.7%
SGD
	Singapore Government Bonds
10,000	4.00%, 3/1/07	Aaa	AAA	6,312,110
16,000	1.50%, 4/1/08	Aaa	AAA	9,299,472
11,000	4.625%, 7/1/10	Aaa	AAA	7,168,474
7,450	4.00%, 9/1/18	Aaa	AAA	4,519,851

	Total Singapore government (cost $26,707,706)			27,299,907

Corporates—0.7%
Banks and Financial Services—0.6%

	Oversea—Chinese Banking Corporation
SGD3,200	5.00%, 9/6/11	A1	BBB+	2,034,387
EUR4,000	7.25%, 9/6/11	A1	BBB+	5,589,054
SGD
	Pacific Life Funding LLC
3,250	3.61%, 4/16/07	Aa3	AA	1,984,631

				9,608,072

Telecoms—0.1%
	Singapore Telecom
3,250	3.21%, 3/15/06	A1	A+	1,964,899

	Total Singapore corporates (cost $9,467,193)			11,572,971

	Total Singapore long-term investments (cost $36,174,899)			38,872,878

SOUTH KOREA—4.6%
Government —3.1%
KRW
	Korea Treasury Bonds
19,170,000	7.15%, 4/11/06	A3	—	17,185,770
10,000,000	5.64%, 10/17/06	A3	—	8,763,796
9,800,000	6.15%, 7/10/07	A3	—	8,786,164
16,674,000	6.91%, 7/18/11	A3	—	15,799,338

	Total South Korea government (cost $43,650,667)			50,535,068

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

Quasi/Semi-Government—0.3%
JPY
	Inchon Metropolitan City
500,000	3.70%, 4/26/06(e) (cost $4,274,518)	—	—	$4,746,953

Structured Investment Vehicles—1.2%
USD
	Korea Treasury Bond—Embarc
10,000	4.796%, 10/11/07(b)	—	—	8,968,350
2,900	4.811%, 10/11/07(b)	—	—	2,600,822
10,000	4.02%, 3/14/08(b)	—	—	8,617,260

	Total South Korea structured investment vehicles (cost $19,018,494)			20,186,432

	Total South Korea long-term investments (cost $66,943,679)			75,468,453

THAILAND—2.3%
Government—2.1%
THB
	Thailand Government Bonds
63,100	8.50%, 10/14/05	Baa1	A	1,736,138
44,000	8.00%, 12/8/06	Baa1	—	1,272,505
359,000	5.60%, 7/7/07	Baa1	—	9,968,971
130,000	8.50%, 12/8/08	Baa1	A	4,011,217
77,000	5.375%, 11/30/11	Baa1	—	2,044,553
247,000	4.125%, 11/1/12	Baa1	—	5,963,256
207,000	5.50%, 1/18/17	Baa1	—	5,383,681
50,000	3.875%, 3/7/18	Baa1	—	1,079,580
91,000	5.125%, 11/8/22	Baa1	—	2,188,458

	Total Thailand government (cost $33,243,216)			33,648,359

Corporates—0.2%
Telecoms—0.0%
	Total Access Communications
24,000	5.80%, 10/30/09	—	—	635,175

Other—0.2%
	GE Capital Auto Lease Public
16,000	2.05%, 7/3/07	—	—	390,991
	Nestle (Thai) Limited
105,000	2.16%, 6/19/08	—	AAA	2,476,358

				2,867,349

	Total Thailand corporates (cost $3,510,716)			3,502,524

	Total Thailand long-term investments (cost $36,753,932)			37,150,883

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

UNITED STATES—36.3%
Yankee Bonds—36.3%
AUSTRALIA—0.1%
Corporates—0.1%
Banks and Financial Services—0.1%
USD
	St. George Bank Limited
2,000	5.30%, 10/15/15 (cost $1,995,780)	A3	A-	$1,975,773

CHINA—1.2%
Sovereign—0.7%
	People’s Republic of China
10,000	9.00%, 1/15/96	A2	BBB+	12,047,010
Corporates—0.5%
Utilities—0.5%
	AES China Generating Co. Limited
7,400	8.25%, 6/26/10	B2	B+	7,400,000

				19,447,010

HONG-KONG—5.1%
Quasi-Sovereign—1.0%
	Kowloon Canton Ry Corporation
14,300	8.00%, 3/15/10	A1	A+	16,734,232
Corporates—4.1%
Banks and Financial Services—1.3%
	CITIC Ka Wah Bank
4,100	7.625%, 7/5/11	Baa3	—	4,451,002
6,950	9.125%, perpetual 5/31/12(h)	Baa3	—	7,655,773
	New Asat Finance Limited
1,900	9.25%, 2/1/11	B3	B	2,004,500
	PCCW-HKTC Capital Limited
6,300	7.75%, 11/15/11	Baa2	BBB	6,379,133
Conglomerates—2.8%
	Hutchison Whampoa International Limited
5,500	5.45%, 11/24/10	A3	A-	5,423,715
6,000	7.00%, 2/16/11	A3	A-	6,422,160
18,700	6.50%, 2/13/13	A3	A-	18,842,851
9,400	6.25%, 1/24/14	A3	A-	9,226,908
6,300	7.45%, 11/24/33	A3	A-	6,214,358

				83,354,632

INDIA—0.5%
Corporates—0.5%
Other—0.5%
	Reliance Industries Limited
7,250	10.25%, 1/15/97 (cost $5,917,600)	Ba2	BB	7,586,040

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

INDONESIA—1.6%
Sovereign—0.2%
USD
	Republic of Indonesia
3,100	6.75%, 3/10/14	B2	B	$2,759,000
Corporates—1.4%
Banks and Financial Services—0.5%
	Excelcomindo Finance Company
2,750	8.00%, 1/27/09	B2	B+	2,674,375
	PT Bank Mandiri Cayman
1,600	10.625%, 8/2/12	B3	B-	1,736,000
	PT Bank Negara Indonesia
1,500	10.00%, 11/15/12	B3	CCC+	1,596,562
	Semen Cibinong
3,000	6.00%, 8/13/10(a)(i)	—	—	2,550,000
Telecoms—0.2%
	Indonesian Satellite Corp.
2,750	7.75%, 11/5/10	B2	B+	2,748,810
Other—0.7%
	Freeport McMoran Copper & Gold
5,250	10.125%, 2/1/10	B2	B-	5,775,000
	Medco Energi Internasional
5,825	8.75%, 5/22/10	B3	B+	5,642,025

				25,481,772

JAPAN—1.0%
Corporates—1.0%
Banks and Financial Services—1.0%
	Mizuho Financial Group
1,600	5.79%, 4/15/14	Baa1	BBB-	1,586,592
	Sumitomo Mitsui Banking
5,400	8.15%, perpetual 8/1/08(h)	Baa1	—	5,790,485
	UFJ Finance Aruba AEC
5,000	8.75%, perpetual 11/13/08(h)	Baa1	—	5,334,754
3,200	6.75%, 7/15/13	Baa1	BBB-	3,378,919

				16,090,750

MALAYSIA—3.5%
Sovereign—0.6%
	Malaysia (Sovereign)
7,990	7.50%, 7/15/11	Baa1	A-	9,096,615
Quasi-Sovereign—2.4%
	Petroliam Nasional Berhad
6,800	7.00%, 5/22/12	Baa1	A-	7,506,935
10,500	7.75%, 8/15/15	Baa1	A-	12,100,305
4,000	7.875%, 5/22/22	Baa1	A-	4,491,600
	Telekom Malaysia
3,000	7.875%, 8/1/25	Baa2	A-	3,276,600

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
	Tenaga Nasional Berhad
14,000	7.50%, 1/15/96	Baa2	BBB	$12,329,800
Corporates—0.5%
Banks and Financial Services—0.5%
	Bumiputra Commerce Bank Berhad
5,500	5.125%, 10/16/13(i)	Baa2	BBB-	5,485,716
	Malayan Banking Berhad
3,000	6.125%, 7/6/12	Baa1	BBB	3,197,701

				57,485,272

PHILIPPINES—10.9%
Sovereign—8.6%
	Bangko Sentral ng Pilipinas
4,000	8.60%, 6/15/27	Ba2	BB	3,510,940
	National Power Corporation
7,000	8.40%, 12/15/16	—	BB	6,293,595
	Republic of Philippines
3,000	7.50%, 9/11/07	Ba2	BB	3,133,125
9,100	8.875%, 4/15/08	Ba2	BB	9,850,068
15,250	8.375%, 3/12/09	Ba2	BB	16,012,500
22,000	9.875%, 3/16/10	Ba2	BB	23,925,000
28,658	8.375%, 2/15/11	Ba2	BB	28,586,355
1,000	8.25%, 1/15/14	Ba2	BB	970,000
14,100	9.375%, 1/18/17	Ba2	BB	14,699,250
2,000	6.50%, 12/1/17	Ba2	BB	1,913,344
16,050	9.875%, 1/15/19	Ba2	BB	16,491,375
12,879	10.625%, 3/16/25	Ba2	BB	13,844,925
Corporates—2.3%
Banks and Financial Services—0.1%
	Metropolitan Bank & Trust Company
2,400	8.50%, 11/20/12	Ba2	—	2,337,000
Conglomerates—0.3%
	SM Investors Corporation
4,450	8.00%, 10/16/07	—	—	4,609,146
Telecoms—1.5%
	Globe Telecom
9,000	13.00%, 8/1/09	Ba2	BB	9,832,500
4,750	9.75%, 4/15/12	Ba2	BB	5,296,250
	Philippine Long Distance Telecom
2,300	9.875%, 8/1/05	Ba2	BB	2,456,260
1,500	9.25%, 6/30/06	Ba2	BB	1,602,873
2,000	10.625%, 5/15/07	Ba2	BB	2,212,095
1,300	10.50%, 4/15/09	Ba2	BB	1,447,654
1,000	11.375%, 5/15/12	Ba2	BB	1,105,000
1,000	8.35%, 3/6/17	Ba2	BB	885,000
Other—0.4%
	Universal Robina
5,700	9.00%, 2/6/08	Ba3	BB	5,814,000

				176,828,255

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

SINGAPORE—2.9%
Corporates—2.9%
Banks and Financial Services—1.7%
USD
	DBS Bank
11,500	7.657%, perpetual 3/15/11(h)(i)	A1	—	$12,979,784
5,000	7.125%, 5/15/11	Aa3	A-	5,616,125
	Oversea—Chinese Banking Corporation
7,600	7.75%, 9/6/11	A1	BBB+	8,829,258
Telecoms—0.6%
	Singapore Telecommunications
5,800	8.00%, 6/22/10	A2	A+	6,750,673
2,600	6.375%, 12/1/11	A1	A+	2,794,914
Other—0.6%
	Flextronics International Limited
9,600	6.50%, 5/15/13	Ba2	BB-	9,720,000

				46,690,754

SOUTH KOREA—6.9%
Sovereign—0.6%
	Republic of South Korea
7,800	8.875%, 4/15/08	A3	A-	9,141,600
Quasi-Sovereign—2.4%
	Industrial Bank of Korea
3,900	4.375%, 12/4/07	A3	BBB+	3,965,729
2,300	3.50%, 6/11/08	A3	BBB+	2,228,877
	Korea Development Bank
3,000	5.25%, 11/16/06	A3	A-	3,126,000
5,500	5.75%, 9/10/13	A3	A-	5,619,152
	Korea Electric Power Corporation
3,300	7.75%, 4/1/13	A3	A-	3,858,112
10,000	7.00%, 2/1/27	A3	A-	10,459,040
	Korea Highway Corporation
2,200	4.90%, 7/1/13	A3	A-	2,111,945
	Korea Hydro & Nuclear Power
2,750	4.25%, 1/29/08	A3	A-	2,742,873
	Korea South East Power Co. Limited
3,900	4.75%, 6/26/13	A3	—	3,613,268
	National Agricultural Coop. Federation
1,500	3.45%, 6/20/08	A3	BBB+	1,455,426
Corporates—3.9%
Banks and Financial Services—2.9%
	Cho Hung Bank
7,000	11.875%, 4/1/10	Baa2	BB+	7,567,255
	Hana Bank
7,050	8.748%, perpetual 12/17/12(h)(i)	—	BB+	8,089,875
	Hanvit Bank
4,000	11.75%, 3/1/10	Baa2	BBB-	4,287,732
4,000	12.75%, 3/1/10	Baa2	BB+	4,339,128
	Kookmin Bank
4,700	4.625%, 12/10/07	A3	BBB+	4,873,581

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

USD
	Koram Bank
1,550	4.68%, 6/18/13	—	—	$1,534,944
	Korea Exchange Bank
3,550	13.75%, 6/30/10	Baa3	B+	4,029,250
	Korea First Bank
6,000	5.75%, 3/10/13	Ba1	BB	6,042,188
3,950	7.267%, perpetual 3/3/34(h)(i)	—	BB	4,062,176
	Shinhan Bank
1,600	6.25%, 9/8/13	Baa2	BB+	1,678,000
Other—1.0%
	Hyundai Motors
7,800	5.50%, 9/12/08	Ba1	BB+	7,872,773
2,400	5.30%, 12/19/08	Ba1	BB+	2,391,874
	Pohang Iron & Steel Corporation
4,000	7.125%, 11/1/06	A3	A-	4,352,600
	SK Corporation
2,000	7.50%, 5/31/06	Ba2	—	2,085,578

				111,528,976

THAILAND—2.5%
Sovereign—0.2%
	Kingdom of Thailand
2,750	7.07%, 9/30/13	Baa1	BBB	3,094,674
Corporates—2.3%
Banks and Financial Services—1.8%
	Bangkok Bank Public Company
8,500	8.75%, 3/15/07	Baa2	B+	9,562,500
14,000	9.025%, 3/15/29	Baa2	B+	15,580,537
	Kasikornbank
4,700	8.25%, 8/21/16	Baa2	B+	5,334,500
Telecoms—0.5%
	Total Access Communication Public
7,300	8.375%, 11/4/06	B1	BB	7,843,000

				41,415,211

VIETNAM—0.1%
Sovereign—0.1%
	Vietnam Socialist’s Republic
1,600	3.50%, 3/12/28 (cost $1,121,395)	—	BB-	1,099,043

Total United States long-term investments (cost $545,305,778)				588,983,488

Total Long-Term Investments (cost $1,728,840,810)				1,936,806,650

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

SHORT-TERM INVESTMENTS—11.1%
AUSTRALIA—2.7%
Quasi/Semi-Government—1.4%
AUD
	Commonwealth Bank of Australia
12,000	5.25%, 12/1/04	—	AAA	$8,653,184
	EFIC
2,000	11.00%, 12/29/04	Aaa	AAA	1,490,362
	New South Wales Treasury Corporation
7,000	10.50%, 12/7/04	Aaa	AAA	5,188,116
	Tasmanian Public Finance Corporation
10,000	9.00%, 11/15/04	—	AA	7,364,671

	Total Australian quasi/semi-government (cost $23,059,783)			22,696,333

Corporates—1.3%
Banks and Financial Services—1.0%
	Bank Austria AG [Austria]
11,278	10.875%, 11/17/04	Aa3	—	8,337,192
	GE Capital Australia Limited
10,000	6.25%, 4/15/05	Aaa	NA	7,250,866

				15,588,058

Telecoms—0.3%
	Telstra Corporation
7,000	8.00%, 9/15/04	Aa3	AA-	5,094,837

	Total Australian corporates (cost $19,150,120)			20,682,895

	Total Australian short-term investments (cost $42,209,903)			43,379,228

MALAYSIA—0.2%
Government—0.1%
MYR
	Malaysia Government Bonds
3,000	5.00%, 4/15/05 (cost $795,647)	A3	A+	805,427

Corporates—0.1%
Other—0.1%
	British American Tobacco Corporation
9,000	7.10%, 11/2/04 (cost $2,542,026)	—	—	2,415,316

	Total Malaysia short-term investments (cost $3,337,673)			3,220,743

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)

NEW ZEALAND—0.0%
Cash / Equivalent—0.0%
NZD
	New Zealand Call Deposit
624	4.50%, 5/3/04 (cost $436,686)	—	—	$390,169

SOUTH KOREA—4.1%
Government—2.2%
KRW
	Korea Deposit Insurance Fund Bond
2,000,000	15.00%, 7/3/04	—	—	1,753,952
	Korea Monetary Stabilisation Bond
20,000,000	Zero Coupon, 8/12/04	A3	—	16,866,238
20,000,000	5.27%, 12/18/04	A3	—	17,190,097

	Total South Korea government (cost $35,687,107)			35,810,287

Structured Investment Vehicles—1.9%
USD
	HSBC-KRW Linked CD
21,500	Zero Coupon, 10/15/04(d)	—	—	21,179,890
	Korea Monetary Stabilisation Bond—Embarc
12,000	4.991%, 6/22/04(c)	—	—	10,407,126

	Total South Korea structured investment vehicles (cost $31,370,989)			31,587,016

	Total South Korea short-term investments (cost $67,058,096)			67,397,303

THAILAND—0.1%
Government—0.1%
THB
	Thailand Government Bonds
60,000	6.25%, 6/15/04 (cost $1,496,309)	—	—	1,507,846

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

April 30, 2004

Principal Amount Local Currency (000)*	Description	Moody’s Rating	S&P Rating	Value (US$)
UNITED STATES—4.0%
Cash / Equivalent—4.0%
USD
64,547	State Street Bank & Trust Company Repurchase Agreement 0.82% due 5/3/04 in the amount of $64,551,411 (cost $64,547,000; collateralized by United States Treasury Bonds 8.75% due 5/15/20; value including accrued interest-$34,015,102 and 7.25% due 8/15/22; value including accrued interest-$31,838,775)	—	—	$64,547,000

Total Short-Term Investments (cost $179,085,667)				$180,442,289

Total Investments—130.3% (cost $1,907,926,477)				2,117,248,939
Other assets in excess of liabilities—6.6%				107,280,203
Liquidation value of preferred stock—(36.9%)				(600,000,000)

Net Assets Applicable to Common Shareholders—100%				1,624,529,142

Net asset value per common share ($1,624,529,142 / 264,897,530 shares of common stock issued and outstanding)				$6.13

*	Portfolio securities are categorized according to currency exposure. When the country of issuer differs from the currency exposure, the country of issuer is denoted parenthetically.

AUD—Australian dollar

EUR—Euro

JPY—Japanese yen

KRW—South Korean won

MYR—Malaysian ringgit

NZD—New Zealand dollar

PHP—Philippine peso

SGD—Singapore dollar

THB—Thailand baht

USD—United States dollar

(a)	Illiquid Security.
(b)	Value of security is linked to the value of Government of Korea Bank bonds 4.02%-4.81%, 10/11/07-3/14/08 and the movement of the South Korean won.
(c)	Value of security is linked to the value of Government of Korea Bank bonds 4.99, 6/22/04 and the movement of the South Korean won.
(d)	Security is linked to the movement of the South Korean Won.
(e)	Security is linked to the movement of the South Korean Won using a currency swap.
(f)	Security linked to the Philippines Peso.
(g)	Represents a fair valued security.
(h)	The date presented for these instruments represents the next call date.
(i)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

April 30, 2004

Assets
Investments, at value (cost $1,907,926,477)	$2,117,248,939
Foreign currency, at value (cost $76,680,698)	73,331,104
Cash	4,053,309
Interest receivable	38,037,792
Unrealized appreciation on interest rate and currency swaps	3,621,298
Due from broker-variation margin	1,630,870
Other assets	359,167
Unrealized appreciation on forward currency contracts	110,597

Total assets	2,238,393,076

Liabilities
Dividends payable-common stock	9,271,413
Withholding taxes payable	1,519,483
Investment management fee payable	1,167,857
Accrued expenses and other liabilities	807,533
Dividends payable-preferred stock	576,474
Administration fee payable	227,252
Payable on interest rate swaps	200,726
Unrealized depreciation on forward currency contracts	93,196

Total liabilities	13,863,934

Preferred stock ($.01 par value per share and $25,000 liquidation value per share applicable to 24,000 shares; Note 5)	600,000,000

Net Assets Applicable to Common Shareholders	$1,624,529,142

Net assets were composed of:
Common stock:
Par value ($.01 per share, applicable to 264,897,530 shares)	$2,648,975
Paid-in capital in excess of par	1,784,944,763

1,787,593,738
Accumulated net investment loss	(53,186,110)
Accumulated net realized loss on investments	(20,347,051)
Net unrealized appreciation on investments	25,965,647
Accumulated net realized and unrealized foreign exchange losses	(115,497,082)

Net Assets Applicable to Common Shareholders	$1,624,529,142

Net asset value per common share: ($1,624,529,142 ÷ 264,897,530 shares of common stock issued and outstanding)	$6.13

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended April 30, 2004

Net Investment Income
Income
Interest (net of foreign withholding taxes of $3,226,681)	$59,405,798
Income from securities lending, net	67,368

59,473,166

Expenses
Investment management fee	5,987,302
Administration fee	1,288,583
Custodian’s fees and expenses	900,000
Auction agent’s fees and broker commissions	833,000
Reports to shareholders	483,000
Insurance expense	386,000
Legal fees and expenses	350,000
Directors’ fees and expenses	292,000
Transfer agent’s fees and expenses	155,000
Investor relations fees and expenses	95,000
Independent accountant’s fees and expenses	73,000
Miscellaneous	49,109

Total operating expenses	10,891,994

Net investment income	48,581,172

Realized and Unrealized Gains (Losses) on Investments and Foreign Currencies
Net realized gain (loss) on:
Investment transactions	6,181,885
Foreign currency transactions	24,020,616
Financial futures transactions	(3,630,004)
Interest rate swaps	(3,975,916)

22,596,581

Net change in unrealized appreciation (depreciation) on:
Investments	(16,573,182)
Foreign currency translations	8,209,899
Interest rate and currency swaps	2,125,988
Financial futures contracts	3,322,992

(2,914,303)

Net gain on investments, foreign currencies, futures and swaps	19,682,278

Net increase in Net Assets from operations	68,263,450

Dividends from net investment income to preferred shareholders	(3,676,943)

Net Increase In Net Assets Applicable to Common Shareholders Resulting From Operations	$64,586,507

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended April 30, 2004

Increase (Decrease) in Cash (Including Foreign Currency)
Cash flows provided from (used in) operating activities
Interest received from investments (excluding premium/discount amortization of $5,216,343)	$65,086,481
Income received from securities lending	67,368
Expenses paid	(10,994,053)
Maturities/Sales of short-term portfolio investments	55,614,575
Purchases of long-term portfolio investments	(187,710,590)
Proceeds from sales of long-term portfolio investments	188,880,125
Loss on swaps and futures	(7,950,400)
Other Assets	378,795

Net cash provided from operating activities	103,372,301

Cash flows used for financing activities
Dividends and distributions paid to common shareholders	(55,597,345)
Dividends paid to preferred shareholders	(3,684,446)

Net cash used for financing activities	(59,281,791)

Effect of changes in exchange rate	19,023,728

Net increase in cash	63,114,238
Cash at beginning of period	14,270,175

Cash at end of period	$77,384,413

Reconciliation of Cash Provided From Operating Activities
Net increase in total net assets resulting from operations	$68,263,450

Decrease in investments	57,600,090
Net realized gain on investment transactions	(6,181,885)
Net realized gain on foreign currency contracts	(24,020,616)
Decrease in payable on interest rate swaps	(4,320,396)
Net realized loss on financial future contracts	3,630,004
Net realized loss on interest rate swaps	3,975,916
Net change in unrealized appreciation on investments	16,573,182
Net change in unrealized appreciation on foreign currency translation	(8,209,899)
Net change in unrealized appreciation on interest rate and currency swaps	(2,125,988)
Net change in unrealized depreciation on financial futures contracts	(3,322,992)
Decrease in interest receivable	1,040,033
Decrease in payable for preferred dividends	(7,503)
Net decrease in other assets	378,795
Decrease in payable for investments purchased	(3,103,011)
Decrease in receivable for investments sold	3,962,768
Decrease in accrued expenses and other liabilities	(102,059)
Increase in variation margin and swap appreciation	(657,588)

Total adjustments	35,108,851

Net cash provided from operating activities	$103,372,301

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$48,581,172	$105,845,892
Net realized gain (loss) on investments, foreign currency transactions, futures and swaps	22,596,581	69,038,214
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, and interest rate/currency swaps and financial futures contracts	(2,914,303)	218,854,838

Net increase in net assets from operations	68,263,450	393,738,944

Dividends from net investment income to preferred shareholders	(3,676,943)	(8,478,619)

Net increase in Net Assets applicable to common shareholders resulting from operations	64,586,507	385,260,325

Dividends from net investment income to common shareholders	(55,605,868)	(82,520,630)
Tax return of capital distribution	—	(28,632,083)

Total dividends and distributions to common shareholders	(55,605,868)	(111,152,713)

Fund share Transactions:
Dividend Reinvestment (243,530 shares)	1,569,730	—

Total increase (decrease) in net assets applicable to common shareholders	10,550,369	274,107,612
Net Assets Applicable to Common Shareholders
Beginning of period	1,613,978,773	1,339,871,161

End of period	$1,624,529,142	$1,613,978,773

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency.

Security Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value in good faith using methods set forth in the Procedures.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Australian dollar (“AUD”), New Zealand dollar (“NZD”) and Asian currency amounts are translated into United States dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at April 30, 2004. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting periods.

Net realized and unrealized foreign exchange gains include realized foreign exchange gains and losses from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains shown in the composition of net assets at April 30, 2004 represent foreign exchange gains for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at April 30, 2004 was USD0.72 to AUD1.00.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Forward Currency Contracts:

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to manage its foreign currency exposure. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund periodically, depending on the periodic fluctuations in the value of the underlying security or commodity. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts to manage its interest rate exposure. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Securities Lending:

The Fund’s investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund’s total assets when it deems advisable. Pursuant to a securities lending agreement (“Agreement”) between the Fund and State Street Bank and Trust Company (“State Street”), any loans made under the Agreement must be secured by collateral (consisting of any combination of cash, U.S. Government securities, irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Securities Lending Prime Portfolio, an affiliate of State Street, and proceeds from this investment are divided 70% as to the Fund and 30% as to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and obtain the return of the securities, and that the Fund will continue to receive any interest or

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

dividends obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

If the Fund makes investments with cash collateral received for securities loaned, the Fund records the investments in the portfolio of investments and records a corresponding liability in the statement of assets and liabilities.

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of right in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the AMPS.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate interest payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of interest payments between the parties.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, are now shown as a component of either realized gain/(loss) or unrealized appreciation/(depreciation) in the Statement of Operations. The impact on this change on prior years’ net investment income and net realized and unrealized gain/(loss) in the Statement of Changes in Net Assets and net investment income and net realized and unrealized gain/(loss) per share amounts and ratios in the Financial Highlights were not material.

A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions:

It is the Fund’s current policy to pay dividends from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 6.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Taxes:

For federal income and excise tax purposes, the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars or Asian country currencies are recognized for tax purposes.

No provision has been made for United States income taxes because it is the Fund’s policy to continue to meet the requirements of the United States Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The chart below summarizes the withholding tax rates in effect on interest income at the period end.

Country	Withholding Tax Rate
Australia	10%
China	10
Japan	10
Korea	12
Malaysia	30
New Zealand	10
Philippines	15
Singapore	30
Thailand	15

Cash Flow Information:

The Fund invests in securities and makes distributions to common shareholders from net investment income and net realized gains from investment and currency transactions, and to the extent necessary, from return of paid-in capital. These distributions are paid in cash or

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency.

Note 2. Agreements

In December 2003, the Fund’s Board of Directors approved the transfer by Aberdeen Asset Managers (C.I.) Limited (“AAMCIL”) to Aberdeen Asset Management Asia Limited (“AAMAL”) of the rights and obligations of AAMCIL under the management agreement and the advisory agreement with the Fund. Effective March 8, 2004, AAMAL became the investment manager of the Fund (the “Investment Manager”). Aberdeen Asset Management Limited (the “Investment Adviser”) serves as the investment adviser to the Fund pursuant to an advisory agreement. The Investment Manager and the Investment Adviser are direct or indirect wholly-owned subsidiaries, respectively, of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1,750 million and 0.45% of such assets in excess of $1,750 million.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $2,589,774 to the Investment Adviser during the period ended April 30, 2004.

Prudential Investments LLC (the “Administrator”) serves as administrator to the Fund pursuant to an agreement. The administration agreement provides the Administrator with a fee at the annual rate of 0.15% of the Fund’s average weekly total net assets of common and preferred shareholders up to $900 million, 0.10% of such assets between $900 million and $1,750 million and 0.07% of such assets in excess of $1,750 million. During the six months ended April 30, 2004, the Administrator remitted $120,000 to AAMCIL for certain compliance related administrative services provided.

Under terms of an Investor Relations Services Agreement, Aberdeen Asset Management Inc. (“Aberdeen”), an affiliate of the Fund’s Investment Manager and Investment Adviser, serves as the Fund’s investor relations services provider. This agreement provides Aberdeen with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2004, the Fund incurred fees of approximately $60,000 for the services of Aberdeen. As of April 30, 2004, $10,000 of this amount was due to Aberdeen. Investor

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

relations fees and expenses of $95,000 in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 aggregated $184,917,357 and $156,847,738, respectively.

The Fund entered into an interest rate and foreign currency swap on February 16, 1999. Under the terms of the swap, the Fund receives interest at a rate of 11.50% based on a notional amount of KRW5,124,367,250 and pays interest at a rate of 3.70% based on a notional amount of JPY500,000,000. Net receipts or payments of such amounts are exchanged semi-annually. At April 30, 2004, the unrealized appreciation on this swap was $130,122. The swap is scheduled to terminate on April 26, 2006.

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $480,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate), and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
UBS AG	October 31, 2005	$96,000	2.1025%	$129,084
UBS AG	October 31, 2006	96,000	2.6900%	505,210
UBS AG	October 31, 2007	144,000	3.1600%	1,249,729
UBS AG	October 31, 2008	144,000	3.5400%	1,607,153

				$3,491,176

At April 30, 2004 the Fund had outstanding forward currency contracts to buy and sell foreign currency against United States dollars as follows:

Foreign Currency Purchase Contract	Value at Settlement Date Payable	Current Value	Appreciation (Depreciation)
Philippine Peso
settlement date 8/12/04	$6,732,000	$6,842,597	$110,597

South Korean Won
settlement date 9/20/04	14,000,000	13,906,804	(93,196)

	$20,732,000	$20,749,401	$17,401

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

During the period ended April 30, 2004, the Fund entered into financial futures contracts. Cash has been segregated with the custodian to cover requirements for the following open futures contracts. Details of open contracts at April 30, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at April 30, 2004	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
25	Short Positions: 30yr U.S. Treasury Bonds	June 04	$2,677,344	$2,809,961	$132,617

350	10yr U.S. Treasury Notes	June 04	38,675,000	39,820,383	1,145,383

175	5yr U.S. Treasury Notes	June 04	19,239,063	19,649,219	410,156

55	3yr Australian Treasury Bonds	June 04	4,002,364	4,061,533	59,169

12	10yr Australian Treasury Bonds	June 04	869,223	907,779	38,556

					$1,785,881

Note 4. Tax Information

For federal income tax purposes, the Fund has a net capital loss carryforward as of October 31, 2003 of approximately $19,311,000 which expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,132,942,992	$43,918,891	$(59,612,944)	$(15,694,053)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, differing tax treatment for foreign currencies and recognition of discount and of premium amortization.

Note 5. Common Stock

There are 400 million shares of common stock authorized. At April 30, 2004, there were 264,897,530 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%. There were no shares repurchased or cancelled under this program for the six month period ended April 30, 2004 or the year ended October 31, 2003.

Note 6. Preferred Stock

The Preferred Stock shareholders have rights as determined by the Board of Directors. The 24,000 shares of Auction Market Preferred Stock (“Preferred Stock”) outstanding consist of nine series as follows: Series A—3,000 shares, Series B—3,000 shares, Series C—2,000 shares, Series D—4,000 shares, Series E—2,000 shares, Series F—2,000 shares, Series G—3,000 shares, Series H—2,500 shares and Series I—2,500 shares.

Dividends on each series of Preferred Stock are cumulative at a rate established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 0.9% to 2.0% during the six months ended April 30, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund’s directors.

Note 7. Subsequent Distributions

Subsequent to April 30, 2004, the Board of Directors declared a monthly distribution of 3.5 cents per share payable on June 11, 2004 and July 16, 2004 to common shareholders of record as of May 28, 2004 and June 30, 2004, respectively (ex-dividend dates May 26, 2004 and June 28, 2004, respectively).

Subsequent to April 30, 2004, dividends and distributions declared and paid on Preferred Stock totaled approximately $860,065 for the nine outstanding preferred share series in the aggregate through June 10, 2004.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights (unaudited)

	Six Months Ended April 30, 2004
PER SHARE OPERATING PERFORMANCE*:
Net asset value per common share, beginning of period	$6.10

Net investment income	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.06
Dividends from net investment income to preferred shareholders	(.01)

Total from investment operations	0.24

Dividends from net investment income to common shareholders	(.21)
Tax return of capital distribution	—
Distributions from net capital and currency gains to preferred shareholders	—
Distributions from net capital and currency gains to common shareholders	—

Total dividends and distributions	(.21)

Capital reduction with respect to issuance of shares	—
Increase resulting from Fund share repurchase	—

Net asset value per common share, end of period	$6.13

Market price per common share, end of period	$5.37

TOTAL INVESTMENT RETURN BASED ON†:
Market value	(7.84%)
Net asset value	3.99%
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS/SUPPLEMENTAL DATA#:
Expenses††	1.30	%†††
Net investment income available to common shareholders	5.34	%†††
Portfolio turnover rate	8%
Net assets of common shareholders, end of period (000 omitted)	$1,624,529
Average net assets of common shareholders (000 omitted)	$1,689,774
Senior securities (preferred stock) outstanding (000 omitted)	$600,000
Asset coverage of preferred stock at period-end	371%

*	Calculated based upon average shares outstanding during the period.
†	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return for periods less than one year are not annualized.
††	Includes expenses of both preferred and common stock.
†††	Annualized
#	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Expense ratios relative to the average net assets of common and preferred shareholders are 0.96%, 1.03%, 1.03%, 1.03%, .98% and .95%, respectively. Ratios to average net assets of net investment income before preferred stock dividends are 5.78%, 7.07%, 8.18%, 10.76%, 10.52% and 9.79%, respectively. Ratios to average net assets of preferred stock dividends are 0.44%, .57%, .97%, 2.28%, 2.30% and 1.45%, respectively.
##	Less than $0.005 per share.
###	Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05 and increase net realized and unrealized gain (loss) per share by $0.05 and decrease the ratio of net investment income from 8.31% to 7.21%. Per share amounts and ratios for the years ended prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights (unaudited) (concluded)

Year Ended October 31,
2003	2002###	2001	2000	1999

$5.06	$4.65	$4.78	$6.20	$7.33

.40	.40	.53	.60	.67
1.09	.50	(.01)	(1.28)	(.35)
(.03)	(.05)	(.11)	(.13)	(.10)

1.46	.85	.41	(.81)	.22

(.31)	(.16)	(.22)	(.39)	(.63)
(.11)	(.28)	(.32)	(.21)	—
—	—	—	(.01)	(.02)
—	—	—	—	(.09)

(.42)	(.44)	(.54)	(.61)	(.74)

—	—	—	—	(.61)
—	— ##	—	—	—

$6.10	$5.06	$4.65	$4.78	$6.20

$6.03	$4.25	$4.02	$3.86	$6.00

53.64%	17.01%	18.74%	(26.73)%	20.96%
30.55%	19.65%	10.91%	(12.19)%	(5.15)%

1.45%	1.51%	1.51%	1.36%	1.26%
6.51%	7.21%	8.48%	8.22%	8.34%
37%	36%	47%	64%	89%
$1,613,979	$1,339,871	$1,241,841	$1,279,346	$1,657,365
$1,496,312	$1,280,112	$1,299,044	$1,530,638	$1,775,894
$600,000	$600,000	$600,000	$600,000	$600,000
369%	326%	308%	316%	376%

NOTE:	Contained above is operating performance for a share of common stock outstanding, total investment return, ratios to average net assets of common shareholders and other supplemental data for each of the years indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Fund’s common shares.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Proxy Information (unaudited)

The Annual Meeting of Shareholders of Aberdeen Asia-Pacific Income Fund, Inc. was held on April 20, 2004 at Hilton Newark Gateway, Raymond Boulevard, Newark, New Jersey. The meeting was held for the following purposes:

(1)	To elect three Directors to serve as Class I Directors for a three-year term expiring in 2007:
•	Anthony E. Aaronson
•	Beverley Hendry
•	Neville J. Miles

(2)	To elect two directors to represent the interests of the holders of preferred stock for the ensuing year:
•	Dr. Anton E. Schrafl
•	John T. Sheehy

The results of the voting on the above matters were as follows:

(1)	Election of Class I Directors:

Director	Votes For	Votes Withheld
Anthony E. Aaronson	231,905,755	3,154,652
Beverley Hendry	232,009,578	3,050,829
Neville J. Miles	232,067,839	2,992,568

(2)	Election of Preferred Directors:

Director	Votes For	Votes Withheld
Dr. Anton E. Schrafl	16,623	33
John T. Sheehy	16,623	33

Directors whose term of office continued beyond this meeting are as follows: David L. Elsum, Martin J. Gilbert, P. Gerald Malone, Peter J. O’Connell, William J. Potter, Peter D. Sacks and Brian M. Sherman.

Aberdeen Asia-Pacific Income Fund, Inc.

Directors

Officers

Martin J. Gilbert, Chairman

Anthony E. Aaronson

David L. Elsum

Beverley Hendry

P. Gerald Malone

Neville J. Miles

Peter J. O’Connell

William J. Potter

Peter D. Sacks

Anton E. Schrafl

John T. Sheehy

Brian M. Sherman

Martin Gilbert, President

Alison Briggs, Vice President

Christian Pittard, Treasurer and Assistant Secretary

Roy M. Randall, Secretary

Timothy Sullivan, Assistant Treasurer

Andy Williams, Assistant Treasurer

Jack R. Benintende, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2004 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Prudential Investments LLC Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent

Through July 25, 2004:

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

1-800-451-6788

Effective July 26, 2004:

The Bank of New York

Shareholder Relations Department

P.O. Box 11258

Church Street Station

New York, NY 10286

1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1177 Avenue of the Americas New York, NY 10036

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

The Seidler Law Firm Level 12, The Chifley Tower 2 Chifley Square Sydney, NSW 2000, Australia

Investor Relations	Aberdeen Asset Management Inc. 45 Broadway, 21st Floor New York, NY 10006 1-800-522-5465 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange and on the Pacific Stock Exchange under the symbol FAX. Information about the Fund’s net asset value and market price is published weekly in Barron’s and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

FAXSA

Item 2 – Code of Ethics

Not required in this filing

Item 3 – Audit Committee Financial Expert

Not required in this filing

Item 4 – Principal Accountant Fees and Services

Not required in this filing

Item 5 – Audit Committee of Listed Registrants

Not required in this filing

Item 6 – Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1, through, November 30, 2003	0	0	0	26,465,400
December 1 through December 31, 2003	0	0	0	26,465,400
January 1 through January 31, 2004	0	0	0	26,465,400
February 1 through February 29, 2004	0	0	0	26,465,400
March 1 through March 31, 2004	0	0	0	26,465,400
April 1 through April 30, 2004	0	0	0	26,465,400

Total	0	0	0	26,465,400

[1]	The Fund’s stock repurchase program was announced on March 19, 2001 and allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 9 – Submission of Matters to a Vote of Security Holders

Not applicable

Item 10 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11 – Exhibits

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	July 1, 2004

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	July 1, 2004